Call Money and Funds Purchased (Summary of Funds Transactions) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Call Money and Funds Purchased Transactions [Line Items]
Amount	¥ 5,016,678	¥ 5,094,171
Weighted average interest rate	0.63%	0.09%
Minimum
Call Money and Funds Purchased Transactions [Line Items]
Principal range of maturities	1 day	1 day
Maximum
Call Money and Funds Purchased Transactions [Line Items]
Principal range of maturities	30 days	30 days